UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Institutional Long Duration Credit Fund

 (RPLCX)

This annual shareholder report contains important information about Institutional Long Duration Credit Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Long Duration Credit Fund	$45	0.45%

What drove fund performance during the past 12 months?

  The U.S. long duration credit market posted positive returns for the reporting period. Despite generally higher U.S. Treasury yields, higher coupon payments and tighter credit spreads benefited bond investors.

  In the government-related sector, select taxable municipal holdings and allocations to emerging markets debt performed well for the fund relative to the Bloomberg U.S. Long Credit Bond Index. Taxable municipal bonds benefited from a scarcity premium with investors looking to add yield, while increased demand and falling interest rate volatility helped buoy emerging markets.

  An emphasis on intermediate corporate bonds, which can be less volatile compared with longer-term corporates, detracted relative to the Bloomberg U.S. Long Credit Bond Index. Longer-term corporate credit spreads tightened more meaningfully on strong demand for yield.

  The fund seeks to provide high income through a diversified portfolio of longer-duration debt instruments issued by corporations as well as certain noncorporate issuers. With high-grade corporate bond yields at attractive levels, the fund increased its holdings in investment-grade corporates as the macroeconomic backdrop remained mostly supportive.

  The fund held exposure to derivatives, including credit and interest rate derivatives. Broadly speaking, the fund’s use of derivatives was beneficial, and the use of credit derivatives aided absolute returns. However, interest rate derivatives had a negative impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of May 31, 2024

	Fund	Regulatory Benchmark	Strategy Benchmark
2014	1,000,000	1,000,000	1,000,000
2014	1,037,383	1,009,025	1,034,149
2014	1,037,798	1,019,205	1,034,714
2015	1,076,678	1,031,757	1,074,886
2015	1,040,666	1,030,342	1,036,157
2015	1,005,573	1,024,718	1,000,203
2015	1,023,683	1,029,095	1,009,698
2016	1,036,685	1,047,261	1,016,632
2016	1,100,185	1,061,199	1,090,455
2016	1,176,729	1,085,853	1,174,157
2016	1,083,384	1,051,443	1,082,416
2017	1,119,320	1,062,083	1,123,849
2017	1,149,443	1,077,951	1,158,060
2017	1,187,376	1,091,201	1,197,008
2017	1,193,493	1,085,238	1,208,776
2018	1,156,759	1,067,447	1,177,238
2018	1,146,238	1,073,913	1,168,431
2018	1,155,682	1,079,750	1,175,731
2018	1,107,463	1,070,673	1,122,388
2019	1,175,828	1,101,283	1,188,827
2019	1,271,598	1,142,647	1,277,609
2019	1,421,988	1,189,587	1,422,782
2019	1,413,671	1,186,211	1,417,160
2020	1,512,254	1,229,943	1,505,453
2020	1,489,317	1,250,234	1,465,209
2020	1,574,192	1,266,595	1,539,766
2020	1,632,511	1,272,614	1,600,435
2021	1,551,702	1,246,960	1,513,988
2021	1,554,627	1,245,172	1,513,614
2021	1,650,486	1,265,527	1,596,135
2021	1,653,159	1,257,934	1,594,302
2022	1,511,343	1,213,988	1,450,936
2022	1,326,312	1,142,793	1,285,982
2022	1,272,607	1,119,789	1,233,508
2022	1,231,311	1,096,421	1,200,235
2023	1,234,893	1,095,965	1,201,387
2023	1,258,176	1,118,306	1,227,875
2023	1,240,270	1,106,428	1,220,089
2023	1,237,554	1,109,356	1,224,600
2024	1,288,961	1,132,430	1,268,054
2024	1,285,038	1,132,905	1,263,436

202405-3565004, 202407-3567288

E151-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Long Duration Credit Fund	2.14%	0.21%	2.54%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. Long Credit Bond Index (Strategy Benchmark)	2.90	- 0.22	2.37

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$156,733
Number of Portfolio Holdings	453
Investment Advisory Fees Paid (000s)	$427
Portfolio Turnover Rate	59.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	1.6%
AA Rated	8.6
A Rated	34.5
BBB Rated	42.1
U.S. Treasury Securities	12.0
Reserves	1.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	12.0%
AT&T	1.7
CVS Health	1.3
UnitedHealth Group	1.3
Bank of America	1.2
JPMorgan Chase	1.2
Anheuser-Busch	1.2
AbbVie	1.1
Amgen	1.1
Verizon Communications	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Long Duration Credit Fund

 (RPLCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,192
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2024
Institutional Long Duration Credit
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Long Duration Credit Fund
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T. ROWE PRICE Institutional Long Duration Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 7 .77 $ 8 .59 $ 10 .70 $ 11 .00 $ 10 .68
Investment activities
Net investment income
(1)(2)
0 .37 0 .34 0 .33 0 .36 0 .40
Net realized and unrealized gain/loss ( 0 .21 ) ( 0 .79 ) ( 1 .76 ) 0 .15 1 .35
Total from investment activities 0 .16 ( 0 .45 ) ( 1 .43 ) 0 .51 1 .75
Distributions
Net investment income ( 0 .41 ) ( 0 .37 ) ( 0 .38 ) ( 0 .41 ) ( 0 .43 )
Net realized gain – – ( 0 .27 ) ( 0 .40 ) ( 1 .00 )
Tax return of capital – – ( 0 .03 ) – –
Total distributions ( 0 .41 ) ( 0 .37 ) ( 0 .68 ) ( 0 .81 ) ( 1 .43 )
NET ASSET VALUE
End of period $ 7 .52 $ 7 .77 $ 8 .59 $ 10 .70 $ 11 .00
Ratios/Supplemental Data
Total return
(2)(3)
2 .14% ( 5 .14 ) % ( 14 .69 ) % 4 .39% 17 .12%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .45% 0 .45% 0 .45% 0 .45% 0 .46%
Net expenses after waivers/payments by Price
Associates 0 .45% 0 .45% 0 .45% 0 .45% 0 .46%
Net investment income 4 .87% 4 .26% 3 .21% 3 .19% 3 .56%
Portfolio turnover rate 59 .3% 46 .7% 59 .9% 50 .9% 70 .5%
Net assets, end of period (in thousands) $ 156,733 $ 55,544 $ 24,849 $ 19,168 $ 23,979
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Long Duration Credit Fund
May 31, 2024

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS  78.4%
Banking  12.3%
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (1) 200 212
Banco Bilbao Vizcaya Argentaria,
VR, 6.033%, 3/13/35 (2) 400 401
Banco Santander, 6.921%, 8/8/33  200 211
Bank of America, 5.00%, 1/21/44  500 472
Bank of America, VR, 2.676%,
6/19/41 (2) 200 140
Bank of America, VR, 2.687%,
4/22/32 (2) 200 167
Bank of America, VR, 3.824%,
1/20/28 (2) 100 96
Bank of America, VR, 4.078%,
4/23/40 (2) 300 254
Bank of America, VR, 4.33%,
3/15/50 (2) 455 379
Bank of America, VR, 5.468%,
1/23/35 (2) 210 209
Bank of America, Series N, VR,
2.651%, 3/11/32 (2) 250 209
Bank of New York Mellon, VR,
6.474%, 10/25/34 (2) 230 247
Barclays, 5.25%, 8/17/45 (3) 250 238
Barclays, VR, 6.036%, 3/12/55 (2) 200 204
Barclays, VR, 7.437%, 11/2/33 (2) 200 219
BNP Paribas, VR, 2.871%,
4/19/32 (1)(2) 200 168
CaixaBank, VR, 6.84%, 9/13/34 (1)
(2) 230 244
Capital One Financial, VR, 3.273%,
3/1/30 (2) 250 224
Capital One Financial, VR, 6.051%,
2/1/35 (2) 150 151
Capital One Financial, VR, 6.377%,
6/8/34 (2) 300 307
Citigroup, 4.65%, 7/30/45  530 470
Citigroup, VR, 5.827%, 2/13/35 (2) 500 495
Citigroup, VR, 6.174%, 5/25/34 (2) 115 116
Credit Agricole, 5.365%, 3/11/34 (1) 500 493
Danske Bank, VR, 5.705%,
3/1/30 (1)(2) 200 200
Fifth Third Bancorp, 8.25%, 3/1/38  300 351
Goldman Sachs Group, 2.60%,
2/7/30  100 87
Goldman Sachs Group, 4.75%,
10/21/45  515 464
Goldman Sachs Group, 5.15%,
5/22/45  200 188
Goldman Sachs Group, 6.25%,
2/1/41  700 752
HSBC Holdings, 7.625%, 5/17/32  155 169
HSBC Holdings, VR, 5.719%,
3/4/35 (2) 275 277
HSBC Holdings, VR, 6.332%,
3/9/44 (2) 400 421
Par/Shares $ Value
(Amounts in 000s)
‡
HSBC Holdings, VR, 7.399%,
11/13/34 (2) 290 315
ING Groep, VR, 5.55%, 3/19/35 (2) 500 495
ING Groep, VR, 6.114%, 9/11/34 (2) 200 206
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 330 341
JPMorgan Chase, 5.625%, 8/16/43  1,005 1,029
JPMorgan Chase, VR, 3.882%,
7/24/38 (2) 730 622
JPMorgan Chase, VR, 5.336%,
1/23/35 (2) 185 182
Lloyds Banking Group, 4.344%,
1/9/48  200 156
Lloyds Banking Group, VR, 5.679%,
1/5/35 (2) 225 224
Morgan Stanley, 4.30%, 1/27/45  450 385
Morgan Stanley, VR, 3.217%,
4/22/42 (2) 450 335
NatWest Group, VR, 6.016%,
3/2/34 (2) 250 255
PNC Financial Services Group, VR,
4.626%, 6/6/33 (2) 250 231
Santander Holdings USA, VR,
6.342%, 5/31/35 (2) 560 561
Societe Generale, VR, 6.066%,
1/19/35 (1)(2) 365 364
Standard Chartered, VR, 5.905%,
5/14/35 (1)(2) 650 650
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 204
State Street, VR, 5.159%, 5/18/34 (2) 305 299
Sumitomo Mitsui Financial Group,
5.766%, 1/13/33  200 205
U.S. Bancorp, VR, 5.678%,
1/23/35 (2) 325 324
UBS Group, VR, 3.179%, 2/11/43 (1)
(2) 200 143
UBS Group, VR, 5.699%, 2/8/35 (1)
(2) 200 199
UBS Group, VR, 6.301%, 9/22/34 (1)
(2) 200 208
Wells Fargo, 3.90%, 5/1/45  350 279
Wells Fargo, VR, 2.393%, 6/2/28 (2) 150 138
Wells Fargo, VR, 3.068%, 4/30/41 (2) 850 627
Wells Fargo, VR, 5.499%, 1/23/35 (2) 250 248
Wells Fargo, VR, 5.557%, 7/25/34 (2) 200 198
Wells Fargo Bank, 6.60%, 1/15/38  250 271
Westpac Banking, VR, 2.668%,
11/15/35 (2) 500 410
19,339
Basic Industry  2.1%
BHP Billiton Finance USA, 5.50%,
9/8/53  35 34
Celanese U.S. Holdings, 6.70%,
11/15/33  60 63
Dow Chemical, 4.80%, 5/15/49  490 418
Dow Chemical, 5.60%, 2/15/54  350 336
Ecolab, 2.70%, 12/15/51  300 186
Ecolab, 3.70%, 11/1/46  30 22

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Freeport-McMoRan, 5.45%, 3/15/43  300 283
International Paper, 4.35%, 8/15/48  139 112
LYB International Finance III,
5.625%, 5/15/33  250 253
LyondellBasell Industries, 4.625%,
2/26/55  400 318
Newmont, 5.45%, 6/9/44  195 188
Nucor, 4.40%, 5/1/48 (3) 75 64
Southern Copper, 5.25%, 11/8/42  200 186
Southern Copper, 7.50%, 7/27/35  200 231
Vale Overseas, 6.875%, 11/21/36  300 318
Westlake, 3.125%, 8/15/51  500 315
3,327
Brokerage Assetmanagers
Exchanges  1.2%
BlackRock Funding, 5.00%, 3/14/34  750 741
Intercontinental Exchange, 4.95%,
6/15/52  300 274
Intercontinental Exchange, 5.25%,
6/15/31  345 346
Nasdaq, 3.95%, 3/7/52  220 164
Nasdaq, 5.95%, 8/15/53  340 345
1,870
Capital Goods  3.8%
Amphenol, 5.25%, 4/5/34  270 269
Boeing, 5.705%, 5/1/40  300 274
Boeing, 5.805%, 5/1/50  500 447
Carrier Global, 6.20%, 3/15/54  400 428
CRH America Finance, 5.40%,
5/21/34  750 743
Honeywell International, 5.25%,
3/1/54  500 482
Ingersoll Rand, 5.70%, 6/15/54  170 172
Johnson Controls International,
4.50%, 2/15/47  250 209
L3Harris Technologies, 4.854%,
4/27/35  280 264
Martin Marietta Materials, 4.25%,
12/15/47  305 247
Masco, 4.50%, 5/15/47  360 296
Owens Corning, 5.95%, 6/15/54  550 552
Republic Services, 5.00%, 12/15/33  530 515
Republic Services, 5.00%, 4/1/34  25 24
Stanley Black & Decker, 2.75%,
11/15/50  800 456
Vulcan Materials, 4.50%, 6/15/47  130 109
Waste Connections, 2.95%, 1/15/52  175 111
Waste Management, 4.875%,
2/15/34  350 342
5,940
Communications  10.1%
American Tower, 5.45%, 2/15/34  265 262
American Tower, 5.90%, 11/15/33  300 307
AT&T, 3.50%, 6/1/41  1,150 873
AT&T, 3.80%, 12/1/57  2,228 1,545
AT&T, 5.40%, 2/15/34  200 198
Bell Canada, 5.10%, 5/11/33  250 243
Par/Shares $ Value
(Amounts in 000s)
‡
Charter Communications Operating,
3.70%, 4/1/51  600 365
Charter Communications Operating,
5.75%, 4/1/48  425 357
Charter Communications Operating,
6.484%, 10/23/45  300 276
Charter Communications Operating,
6.65%, 2/1/34 (3) 280 284
Comcast, 2.45%, 8/15/52  350 195
Comcast, 3.90%, 3/1/38  150 126
Comcast, 4.049%, 11/1/52  755 584
Cox Communications, 2.95%,
10/1/50 (1) 230 136
Cox Communications, 5.70%,
6/15/33 (1) 500 495
Crown Castle, 2.90%, 4/1/41  250 172
Crown Castle, 4.75%, 5/15/47  185 157
Interpublic Group of Companies,
5.375%, 6/15/33  340 335
Meta Platforms, 4.95%, 5/15/33 (3) 170 170
Meta Platforms, 5.60%, 5/15/53  380 384
NBCUniversal Media, 4.45%, 1/15/43  1,700 1,462
Rogers Communications, 4.35%,
5/1/49  175 138
Rogers Communications, 4.50%,
3/15/42  160 134
Rogers Communications, 4.55%,
3/15/52  250 203
Rogers Communications, 5.00%,
3/15/44  350 313
Rogers Communications, 5.30%,
2/15/34  225 219
T-Mobile USA, 5.05%, 7/15/33  250 243
T-Mobile USA, 5.75%, 1/15/34  300 307
T-Mobile USA, 5.75%, 1/15/54  680 677
Telefonica Emisiones, 5.52%, 3/1/49  500 465
Time Warner Cable, 5.875%,
11/15/40  700 605
TWDC Enterprises 18, 4.125%,
6/1/44  700 584
Verizon Communications, 2.65%,
11/20/40  1,000 690
Verizon Communications, 2.987%,
10/30/56  1,536 937
Videotron, 5.125%, 4/15/27 (1) 70 68
Vodafone Group, 4.875%, 6/19/49  230 200
Warnermedia Holdings, 5.05%,
3/15/42  1,285 1,061
15,770
Consumer Cyclical  4.6%
Amazon.com, 4.95%, 12/5/44  400 387
AutoZone, 4.75%, 2/1/33  250 238
AutoZone, 5.20%, 8/1/33  200 196
Best Buy, 1.95%, 10/1/30  200 164
CBRE Services, 5.95%, 8/15/34 (3) 245 247
Cummins, 5.45%, 2/20/54  1,000 980
Daimler Truck Finance North
America, 5.375%, 1/18/34 (1) 450 445

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dollar General, 5.45%, 7/5/33 (3) 250 247
eBay, 4.00%, 7/15/42  500 400
Ford Motor, 4.75%, 1/15/43  200 161
Ford Motor Credit, 7.122%, 11/7/33  215 229
General Motors, 6.60%, 4/1/36  600 627
Home Depot, 4.20%, 4/1/43  500 422
Home Depot, 4.40%, 3/15/45  200 172
Lowe's, 4.65%, 4/15/42  250 220
Lowe's, 5.625%, 4/15/53  400 386
Lowe's, 5.85%, 4/1/63  300 293
Magna International, 5.50%, 3/21/33  270 274
McDonald's, 4.20%, 4/1/50  90 72
McDonald's, 5.45%, 8/14/53  250 242
Mercedes-Benz Finance North
America, 5.05%, 8/3/33 (1) 300 295
Tractor Supply, 5.25%, 5/15/33  250 247
Volkswagen Group of America
Finance, 5.90%, 9/12/33 (1) 250 253
7,197
Consumer Non-Cyclical  12.2%
AbbVie, 4.05%, 11/21/39  500 433
AbbVie, 4.25%, 11/21/49  735 611
AbbVie, 4.50%, 5/14/35  400 376
AbbVie, 5.50%, 3/15/64  335 329
Altria Group, 5.80%, 2/14/39  140 139
Amgen, 4.95%, 10/1/41  600 556
Amgen, 5.65%, 3/2/53  1,125 1,109
Anheuser-Busch, 4.90%, 2/1/46  1,980 1,814
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  305 306
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  400 399
Astrazeneca Finance, 4.875%,
3/3/33  200 197
Banner Health, 2.913%, 1/1/51  115 75
BAT Capital, 6.00%, 2/20/34  110 111
BAT Capital, 7.079%, 8/2/43  180 192
Bayer U.S. Finance, 6.875%,
11/21/53 (1) 200 207
Becton Dickinson & Company,
4.669%, 6/6/47  200 174
Biogen, 3.15%, 5/1/50  270 175
Bristol-Myers Squibb, 4.125%,
6/15/39  800 693
Bristol-Myers Squibb, 5.65%, 2/22/64  225 220
Centra Health, 4.70%, 1/1/48  190 161
Cigna Group, 3.875%, 10/15/47  370 280
CommonSpirit Health, 3.91%,
10/1/50  170 129
CommonSpirit Health, 4.187%,
10/1/49  135 107
CVS Health, 4.125%, 4/1/40  330 266
CVS Health, 5.05%, 3/25/48  765 661
CVS Health, 5.25%, 2/21/33  170 165
CVS Health, 6.00%, 6/1/44  750 736
CVS Health, 6.00%, 6/1/63  250 240
Eli Lilly, 5.00%, 2/9/54  350 333
Par/Shares $ Value
(Amounts in 000s)
‡
Hackensack Meridian Health,
4.211%, 7/1/48 (3) 170 143
HCA, 4.375%, 3/15/42  580 478
HCA, 4.625%, 3/15/52  400 311
HCA, 5.90%, 6/1/53  250 243
Icon Investments Six, 6.00%, 5/8/34  200 203
IQVIA, 6.25%, 2/1/29  95 97
Mars, 4.75%, 4/20/33 (1) 225 217
Merck, 5.00%, 5/17/53  340 319
Nestle Holdings, 4.85%, 3/14/33 (1) 300 298
Pfizer Investment Enterprises,
5.11%, 5/19/43  1,300 1,234
Pfizer Investment Enterprises,
5.30%, 5/19/53  190 182
Philip Morris International, 5.25%,
2/13/34  500 489
Reynolds American, 5.70%, 8/15/35  150 146
Reynolds American, 5.85%, 8/15/45  600 559
Roche Holdings, 5.218%, 3/8/54 (1) 500 486
Solventum, 5.90%, 4/30/54 (1) 750 720
Sutter Health, 5.547%, 8/15/53  95 97
Sysco, 6.00%, 1/17/34  400 418
Thermo Fisher Scientific, 5.404%,
8/10/43  350 351
Tyson Foods, 5.10%, 9/28/48  195 170
Utah Acquisition Sub, 5.25%, 6/15/46  250 205
Viatris, 4.00%, 6/22/50  400 271
West Virginia United Health System
Obligated Group, Series 2018,
4.924%, 6/1/48  95 84
Zoetis, 4.70%, 2/1/43  300 267
19,182
Electric  10.0%
AEP Texas, 5.40%, 6/1/33  220 214
Ameren Illinois, 4.50%, 3/15/49 (3) 500 427
American Electric Power, 5.625%,
3/1/33  250 248
Appalachian Power, 6.375%, 4/1/36  145 150
Appalachian Power, 7.00%, 4/1/38  200 218
Baltimore Gas & Electric, 5.40%,
6/1/53  95 91
Berkshire Hathaway Energy, 3.80%,
7/15/48  1,000 737
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 312
Commonwealth Edison, 5.30%,
2/1/53  40 38
Commonwealth Edison, 5.65%,
6/1/54  500 498
Consolidated Edison of New York,
6.15%, 11/15/52  400 424
Constellation Energy Generation,
5.75%, 3/15/54  500 483
Constellation Energy Generation,
6.25%, 10/1/39  300 309
Consumers Energy, 3.75%, 2/15/50  500 382
DTE Energy, 5.85%, 6/1/34  360 364

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Duke Energy, 3.75%, 9/1/46  130 96
Duke Energy, 6.10%, 9/15/53  250 256
Duke Energy Indiana, 5.40%, 4/1/53  70 66
Duke Energy Ohio, 5.55%, 3/15/54  750 724
Duke Energy Progress, 5.35%,
3/15/53  200 190
El Paso Electric, 5.00%, 12/1/44  110 92
Exelon, 4.10%, 3/15/52  170 131
Exelon, 5.60%, 3/15/53  285 275
FirstEnergy Pennsylvania Electric,
6.15%, 10/1/38  165 168
Florida Power & Light, 2.875%,
12/4/51  130 83
Florida Power & Light, 5.60%,
6/15/54  500 503
Georgia Power, 4.95%, 5/17/33  140 136
Indianapolis Power & Light, 5.70%,
4/1/54 (1) 740 722
IPALCO Enterprises, 5.75%,
4/1/34 (1) 825 811
ITC Holdings, 5.65%, 5/9/34 (1) 1,000 1,001
Kentucky Utilities, 4.375%, 10/1/45  200 165
Louisville Gas & Electric, 4.375%,
10/1/45  100 83
Nevada Power, 6.00%, 3/15/54  300 303
New York State Electric & Gas,
5.85%, 8/15/33 (1) 90 91
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 28
NextEra Energy Capital Holdings,
5.25%, 2/28/53  585 544
Niagara Mohawk Power, 5.29%,
1/17/34 (1) 500 485
Pacific Gas & Electric, 4.95%, 7/1/50  250 209
Pacific Gas & Electric, 6.15%,
1/15/33  150 153
Pacific Gas & Electric, 6.75%,
1/15/53  390 411
Pacific Gas & Electric, 6.95%,
3/15/34  410 442
PECO Energy, 4.90%, 6/15/33  300 294
Public Service Company of Colorado,
5.25%, 4/1/53  100 92
San Diego Gas & Electric,
Series TTT, 4.10%, 6/15/49  55 43
Southern, 4.25%, 7/1/36  430 381
Southern, 4.40%, 7/1/46  600 504
Southern, 5.70%, 3/15/34  140 142
Southern California Edison, 5.75%,
4/15/54  500 494
Southern California Edison, 5.875%,
12/1/53  250 250
Southern California Edison, Series C,
4.125%, 3/1/48  150 117
Vistra Operations, 4.30%, 7/15/29 (1) 225 210
Vistra Operations, 6.95%,
10/15/33 (1) 90 96
15,686
Par/Shares $ Value
(Amounts in 000s)
‡
Energy  6.1%
Canadian Natural Resources, 6.25%,
3/15/38  300 308
Cheniere Energy, 5.65%, 4/15/34 (1) 250 248
Cheniere Energy Partners, 5.75%,
8/15/34 (1) 820 813
ConocoPhillips, 5.55%, 3/15/54  350 344
Diamondback Energy, 4.25%,
3/15/52  170 132
Enbridge, 5.95%, 4/5/54  500 495
Enbridge, 6.70%, 11/15/53  120 131
Enbridge Energy Partners, 7.375%,
10/15/45  120 137
Energy Transfer, 5.95%, 5/15/54  425 408
Energy Transfer, 6.50%, 2/1/42  595 613
Eni, 5.95%, 5/15/54 (1) 295 292
Enterprise Products Operating,
3.30%, 2/15/53  1,400 940
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 212
Marathon Oil, 5.20%, 6/1/45  300 277
MPLX, 5.65%, 3/1/53  300 282
Occidental Petroleum, 4.40%,
4/15/46  350 275
ONEOK, 6.625%, 9/1/53  295 316
ONEOK Partners, 6.85%, 10/15/37  250 266
Ovintiv, 6.25%, 7/15/33  75 77
Patterson-UTI Energy, 7.15%,
10/1/33  85 89
Raizen Fuels Finance, 6.45%,
3/5/34 (1) 200 203
Southern Natural Gas, 4.80%,
3/15/47 (1) 205 167
Spectra Energy Partners, 5.95%,
9/25/43  115 113
Suncor Energy, 4.00%, 11/15/47  310 233
Targa Resources, 4.95%, 4/15/52  80 68
Targa Resources, 6.50%, 2/15/53  100 105
TotalEnergies Capital, 5.488%,
4/5/54  800 791
TransCanada PipeLines, 6.10%,
6/1/40  450 456
Transcanada Trust, VR, 5.30%,
3/15/77 (2) 120 112
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  575 491
Williams, 4.85%, 3/1/48  100 86
9,480
Finance Companies  1.3%
AerCap Ireland Capital, 3.40%,
10/29/33  300 249
AerCap Ireland Capital, 5.30%,
1/19/34  500 485
AerCap Ireland Capital, 6.15%,
9/30/30  150 154
GATX, 5.45%, 9/15/33  250 243
GATX, 6.90%, 5/1/34  270 291

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SMBC Aviation Capital Finance,
5.55%, 4/3/34 (1) 600 585
2,007
Insurance  5.4%
Aetna, 3.875%, 8/15/47  500 364
Aflac, 4.75%, 1/15/49  550 482
AIA Group, 5.375%, 4/5/34 (1) 365 357
American International Group,
5.125%, 3/27/33  425 415
Arch Capital Group, 7.35%, 5/1/34  200 226
Arthur J Gallagher, 5.75%, 7/15/54  750 721
Chubb, Series 1, 6.50%, 5/15/38  200 221
Chubb INA Holdings, 2.85%,
12/15/51  100 65
Corebridge Financial, 4.40%, 4/5/52  300 234
Elevance Health, 4.375%, 12/1/47  355 297
Elevance Health, 5.125%, 2/15/53  100 92
Equitable Holdings, 5.594%, 1/11/33  100 100
Humana, 5.50%, 3/15/53  75 70
Humana, 5.75%, 4/15/54 (3) 260 251
Humana, 5.95%, 3/15/34  185 188
Jackson Financial, 4.00%, 11/23/51  300 200
Liberty Mutual Group, 4.85%,
8/1/44 (1) 180 154
Marsh & McLennan, 5.45%, 3/15/53  200 193
Marsh & McLennan, 5.70%, 9/15/53  155 156
Metropolitan Life Global Funding I,
5.05%, 1/8/34 (1) 500 489
Principal Financial Group, 6.05%,
10/15/36  235 244
Reinsurance Group of America,
6.00%, 9/15/33  250 255
Teachers Insurance & Annuity Assn.
of America, 4.90%, 9/15/44 (1) 200 178
UnitedHealth Group, 3.25%, 5/15/51  500 344
UnitedHealth Group, 3.50%, 8/15/39  300 241
UnitedHealth Group, 5.35%, 2/15/33  160 162
UnitedHealth Group, 5.375%,
4/15/54  315 305
UnitedHealth Group, 5.875%,
2/15/53  900 938
Voya Financial, 5.70%, 7/15/43  500 483
8,425
Miscellaneous  0.2%
Ally Financial, 8.00%, 11/1/31  200 218
218
Natural Gas  1.9%
Boston Gas, 6.119%, 7/20/53 (1) 215 212
Engie, 5.875%, 4/10/54 (1) 750 735
NiSource, 3.95%, 3/30/48  260 195
NiSource, 5.35%, 4/1/34  750 731
NiSource, 5.40%, 6/30/33  75 74
Piedmont Natural Gas, 5.40%,
6/15/33  250 248
Sempra, 4.00%, 2/1/48  120 91
Sempra, 5.50%, 8/1/33 (3) 250 249
Par/Shares $ Value
(Amounts in 000s)
‡
Sempra Energy, 3.80%, 2/1/38  600 490
3,025
Real Estate Investment
Trusts  1.4%
Alexandria Real Estate Equities,
4.75%, 4/15/35  70 65
Alexandria Real Estate Equities,
5.25%, 5/15/36  110 105
Essex Portfolio, 4.50%, 3/15/48 (3) 130 107
Kilroy Realty, 2.65%, 11/15/33 (3) 350 256
NNN REIT, 4.80%, 10/15/48  235 197
Prologis, 5.00%, 3/15/34  500 488
Public Storage Operating, 5.35%,
8/1/53  55 53
Regency Centers, 5.25%, 1/15/34  520 506
Simon Property Group, 5.85%,
3/8/53  200 197
Simon Property Group, 6.65%,
1/15/54  250 275
2,249
Technology  3.6%
Apple, 2.95%, 9/11/49  400 271
Apple, 3.75%, 9/12/47  400 318
Apple, 4.85%, 5/10/53 (3) 200 191
Broadcom, 4.926%, 5/15/37 (1) 400 372
Fiserv, 4.40%, 7/1/49  185 151
Fiserv, 5.45%, 3/15/34  715 709
Fiserv, 5.60%, 3/2/33  85 85
Foundry JV Holdco, 6.40%,
1/25/38 (1) 495 507
Intuit, 5.50%, 9/15/53  115 115
Micron Technology, 3.366%, 11/1/41  400 292
Motorola Solutions, 5.40%, 4/15/34  140 138
NXP, 3.25%, 5/11/41  400 293
Oracle, 3.60%, 4/1/40  1,000 769
Oracle, 3.95%, 3/25/51  350 257
Oracle, 5.55%, 2/6/53  630 594
Texas Instruments, 5.00%, 3/14/53  250 233
Texas Instruments, 5.05%, 5/18/63  180 167
Workday, 3.80%, 4/1/32  200 179
5,641
Transportation  2.2%
Burlington Northern Santa Fe,
5.05%, 3/1/41  75 71
Burlington Northern Santa Fe,
5.20%, 4/15/54  300 284
Canadian National Railway, 5.85%,
11/1/33  270 283
Canadian Pacific Railway, 3.10%,
12/2/51  125 83
Canadian Pacific Railway, 4.70%,
5/1/48  500 430
CSX, 4.30%, 3/1/48  140 117
CSX, 4.50%, 11/15/52  400 341
ERAC USA Finance, 5.20%,
10/30/34 (1) 500 491

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ERAC USA Finance, 5.40%,
5/1/53 (1) 250 241
FedEx, 4.55%, 4/1/46  800 664
Norfolk Southern, 4.837%, 10/1/41  250 228
Norfolk Southern, 5.35%, 8/1/54  250 238
3,471
Total Corporate Bonds (Cost
$128,544) 122,827
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.8%
Owned No Guarantee  0.9%
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (1) 390 398
Petroleos Mexicanos, 5.50%, 6/27/44  175 108
Petroleos Mexicanos, 6.50%, 6/2/41  1,000 691
Petroleos Mexicanos, 7.69%, 1/23/50  200 146
1,343
Sovereign  1.9%
Kingdom of Saudi Arabia, 5.75%,
1/16/54 (1) 370 358
Republic of Colombia, 4.125%,
5/15/51  200 119
Republic of Colombia, 8.75%,
11/14/53  200 210
Republic of Panama, 4.50%, 4/16/50  400 266
Republic of Panama, 4.50%, 1/19/63  200 126
Republic of Panama, 7.875%, 3/1/57  200 206
Republic of Peru, 3.00%, 1/15/34 (3) 400 321
State of Qatar, 4.40%, 4/16/50 (1) 200 171
United Mexican States, 4.40%,
2/12/52  400 296
United Mexican States, 4.75%,
3/8/44  600 487
United Mexican States, 6.00%,
5/7/36  310 305
United Mexican States, 6.338%,
5/4/53  200 191
3,056
Total Foreign Government
Obligations & Municipalities (Cost
$4,584) 4,399
MUNICIPAL SECURITIES  5.2%
California  1.2%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 293
Bay Area Toll Auth., Series S-3, Build
America, 6.907%, 10/1/50  350 405
California, Build America, GO,
7.50%, 4/1/34  500 575
California, Various Purpose, GO,
5.20%, 3/1/43  350 343
Par/Shares $ Value
(Amounts in 000s)
‡
Los Angeles Dept. of Water & Power,
Build America, 6.574%, 7/1/45  200 220
1,836
District of Columbia  0.2%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue,
Build America, 7.462%, 10/1/46  200 242
242
Florida  0.3%
Florida Dev. Finance, Nova
Southeastern Univ., Series B,
4.109%, 4/1/50  375 296
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 202
498
Georgia  0.8%
Fulton County, Build America, GO,
5.148%, 7/1/39  505 491
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  633 712
1,203
Illinois  0.1%
Illinois Municipal Electric Agency,
Build America, 6.832%, 2/1/35  190 202
202
Louisiana  0.0%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 83
83
Maryland  0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 129
129
Massachusetts  0.2%
Massachusetts Bay Transportation
Auth., Build America, 5.869%, 7/1/40  115 119
Massachusetts Water Resources
Auth., Series C, 2.823%, 8/1/41  200 155
274
Michigan  0.4%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 222
Michigan Fin. Auth., Trinity Health
Credit Group, 3.084%, 12/1/34  500 431
653
Minnesota  0.1%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 123
123
Ohio  0.3%
American Municipal Power, Series C,
Build America, 6.053%, 2/15/43  500 514
514

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tennessee  0.0%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical, Series B,
3.235%, 7/1/52  85 53
53
Texas  1.3%
Board of Regents of the Univ. of
Texas System, Series D, Build
America, 5.134%, 8/15/42  200 199
Central Texas Regional Mobility
Auth., Series E, 3.167%, 1/1/41  150 113
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 228
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 521
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  150 132
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 240
Texas Natural Gas Securitization
Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  545 540
Texas Private Activity Bond Surface
Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  125 101
2,074
Virginia  0.2%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 187
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 99
286
Total Municipal Securities (Cost
$8,651) 8,170
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.4%
Commercial Mortgage-Backed
Securities  0.4%
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  460 386
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K150, Class A2, ARM
3.71%, 9/25/32  265 243
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$668) 629
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  12.0%
U.S. Treasury Obligations  12.0%
U.S. Treasury Bonds, 2.375%,
2/15/42 (4) 75 54
U.S. Treasury Bonds, 2.50%,
2/15/45 (4) 16,885 11,894
U.S. Treasury Bonds, 3.125%,
5/15/48  3,300 2,534
U.S. Treasury Bonds, 3.625%,
2/15/53  55 46
U.S. Treasury Bonds, 4.125%,
8/15/53  530 486
U.S. Treasury Bonds, 4.625%,
5/15/54  1,000 999
U.S. Treasury Bonds, 4.75%,
11/15/53  2,730 2,782
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $19,266) 18,795
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve
Fund, 5.39% (5)(6) 244 244
Total Short-Term Investments
(Cost $244) 244
SECURITIES LENDING COLLATERAL  2.1%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 5.39% (5)(6) 312 312
Total Investments in a Pooled
Account through Securities
Lending Program with JPMorgan
Chase Bank 312

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve
Fund, 5.39% (5)(6) 3,057 3,057
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 3,057
Total Securities Lending Collateral
(Cost $3,369) 3,369
Total Investments in Securities
101.1% of Net Assets
(Cost $165,326) $ 158,433
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $17,433 and represents 11.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at May 31, 2024.
(4) At May 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.8%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.8%
Credit Default Swaps, Protection Sold 0.8%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S41, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/28 8,415 663 295 368
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S42, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/29 3,300 257 228 29
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S41, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/28 7,100 176 122 54
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S42, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/34 5,000 48 29 19
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S42, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/29 2,750 67 62 5
Total Centrally Cleared Credit Default Swaps, Protection Sold 474
Total Centrally Cleared Swaps 474
Net payments (receipts) of variation margin to date (447)
Variation margin receivable (payable) on centrally cleared swaps $ 27
**
Includes interest purchased or sold but not yet collected of $10.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 134 U.S. Treasury Long Bond contracts 9/24 15,552 $ (113)
Short, 29 U.S. Treasury Notes five year contracts 9/24 (3,068) 2
Short, 30 U.S. Treasury Notes ten year contracts 9/24 (3,264) 4
Long, 76 Ultra U.S. Treasury Bonds contracts 9/24 9,305 (115)
Short, 144 Ultra U.S. Treasury Notes ten year contracts 9/24 (16,132) 56
Net payments (receipts) of variation margin to date 231
Variation margin receivable (payable) on open futures contracts $ 65

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 76 ++
Totals $ — # $ — $ 76 +
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 1,278 ^ ^ $ 3,613
Total $ 3,613 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $76 of dividend income and $0 of interest income.
^ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,613.

T. ROWE PRICE Institutional Long Duration Credit Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $165,326) $ 158,433
Interest receivable 1,942
Receivable for shares sold 526
Variation margin receivable on futures contracts 65
Variation margin receivable on centrally cleared swaps 27
Cash 9
Other assets 10
Total assets 161,012
Liabilities
Obligation to return securities lending collateral 3,369
Payable for investment securities purchased 499
Payable for shares redeemed 364
Investment management and administrative fees payable 47
Total liabilities 4,279
NET ASSETS $ 156,733
Net Assets Consist of:
Total distributable earnings (loss) $ (11,309)
Paid-in capital applicable to 20,841,013 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 168,042
NET ASSETS $ 156,733
NET ASSET VALUE PER SHARE $ 7.52

T. ROWE PRICE Institutional Long Duration Credit Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 4,972
Dividend 76
Securities lending 9
Total income 5,057
Investment management and administrative expense 427
Net investment income 4,630
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (1,415)
Futures (307)
Swaps 796
Net realized loss (926)
Change in net unrealized gain / loss
Securities (1,314)
Futures (184)
Swaps 226
Change in net unrealized gain / loss (1,272)
Net realized and unrealized gain / loss (2,198)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,432

T. ROWE PRICE Institutional Long Duration Credit Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,630 $ 1,330
Net realized loss (926) (918)
Change in net unrealized gain / loss (1,272) (1,667)
Increase (decrease) in net assets from operations 2,432 (1,255)
Distributions to shareholders
Net earnings (5,117) (1,489)
Capital share transactions
*
Shares sold 125,763 34,945
Distributions reinvested 4,817 1,105
Shares redeemed (26,706) (2,611)
Increase in net assets from capital share transactions 103,874 33,439
Net Assets
Increase during period 101,189 30,695
Beginning of period 55,544 24,849
End of period $ 156,733 $ 55,544
*Share information (000s)
Shares sold 16,653 4,439
Distributions reinvested 638 140
Shares redeemed (3,597) (326)
Increase in shares outstanding 13,694 4,253

T. ROWE PRICE Institutional Long Duration Credit Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional Long Duration Credit Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m.
ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Institutional Long Duration Credit Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional Long Duration Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 154,820 $ — $ 154,820
Short-Term Investments 244 — — 244
Securities Lending Collateral 3,369 — — 3,369
Total Securities 3,613 154,820 — 158,433
Swaps* — 474 — 474
Futures Contracts* 62 — — 62
Total $ 3,675 $ 155,294 $ — $ 158,969
Liabilities
Futures Contracts* $ 228 $ — $ — $ 228
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Long Duration Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-
traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, securities valued at $2,030,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 62
Credit derivatives Centrally Cleared Swaps 474
*
Total $ 536
*
Liabilities
Interest rate derivatives Futures $ 228
Total $ 228
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (307) $ — $ (307)
Credit derivatives — 796 796
Total $ (307) $ 796 $ 489
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (184) $ — $ (184)
Credit derivatives — 226 226
Total $ (184) $ 226 $ 42

T. ROWE PRICE Institutional Long Duration Credit Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 27% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
May 31, 2024, the notional amount of protection sold by the fund totaled $26,565,000 (16.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements,

T. ROWE PRICE Institutional Long Duration Credit Fund

potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 14% and 21% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2024, the value of loaned securities was $3,048,000; the value of cash collateral and related investments was $3,369,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $96,900,000 and $1,249,000, respectively, for the year ended May 31, 2024. Purchases and sales of
U.S. government securities aggregated $62,297,000 and $54,508,000, respectively, for the year ended May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Institutional Long Duration Credit Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price
Associates provides for an all-inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital gains, if any) $ 5,117 $ 1,489
($000s)
Cost of investments $ 166,153
Unrealized appreciation $ 847
Unrealized depreciation (7,831)
Net unrealized appreciation (depreciation) $ (6,984)
($000s)
Undistributed ordinary income $ 245
Net unrealized appreciation (depreciation) (6,984)
Loss carryforwards and deferrals (4,570)
Total distributable earnings (loss) $ (11,309)

T. ROWE PRICE Institutional Long Duration Credit Fund

and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Institutional Long Duration Credit Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Institutional Income Funds, Inc.
and Shareholders of T. Rowe Price Institutional Long Duration Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional Long Duration Credit Fund (one of the funds constituting T. Rowe Price Institutional Income Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31,
2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Long Duration Credit Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $4,332,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Institutional Long Duration Credit Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The
Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.

T. ROWE PRICE Institutional Long Duration Credit Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Expense Group) and fifth quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the
Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated

T. ROWE PRICE Institutional Long Duration Credit Fund

with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E151-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Long Duration Credit Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024